Liabilities to credit institutions - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,623,433	$ 1,328,752
Floorplan facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	73,103	33,615
Floorplan facilities | Related parties | Interest Bearing Current Liabilities -Related Parties
Disclosure of detailed information about borrowings [line items]
Borrowings	29,283	16,690
Sale-leaseback facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 16,766	$ 11,719